Investment In Oxford City Football Club (Trading) Limited And Business Combination (Details 6) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Sales	$ 122,777	$ 105,756	$ 622,522	$ 53,435
Net loss			3,796,907	768,047	479,440	171,898
Net loss per common share:
Basic	$ (0.12)	$ (2.28)	$ (1.91)	$ (12.33)
Pro Forma [Member]
Sales				715,208	394,149
Net loss				$ (3,693,488)	$ (1,031,932)
Net loss per common share:
Basic				$ (12.27)	$ (3.42)